TRADE PAYABLES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
TRADE PAYABLES

15.     TRADE PAYABLES

The trade payables are represented by the suppliers that provide services related to the infrastructure services, network maintenance services, interconnection costs, rental and insurance, rights of way and other third-party services.